Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Options [Member]
Stock Price			$ 31.20
Expected Life			4 years 4 months 24 days
Risk-Free Rate			3.52%
Volatility			34.84%
Dividend Yield			3.60%
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Stock Price	$ 41.78	$ 31.29	$ 30.45	$ 31.94	$ 37.23
Minimum [Member] | Performance Stock Units [Member]
Stock Price	41.78	31.29	30.45	31.94	37.23
Performance Multiplier	0.48	0.48	0.49	0.49	1.00
Minimum [Member] | Stock Options [Member]
Stock Price				$ 31.94	$ 37.23
Expected Life				4 years 4 months 24 days	4 years 4 months 24 days
Risk-Free Rate				1.33%	0.80%
Volatility				30.91%	30.78%
Dividend Yield				2.60%	2.20%
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Stock Price	87.56	47.52	34.78	$ 35.54	$ 45.90
Maximum [Member] | Performance Stock Units [Member]
Stock Price	87.56	47.52	34.78	35.54	44.28
Performance Multiplier	$ 2.20	$ 2.00	$ 1.99	1.99	1.81
Maximum [Member] | Stock Options [Member]
Stock Price				$ 37.23	$ 44.28
Expected Life				5 years 9 months 18 days	6 years 4 months 24 days
Risk-Free Rate				4.01%	1.33%
Volatility				34.49%	33.20%
Dividend Yield				3.40%	2.60%